CONSOLIDATED STATEMENTS OF CASH FLOWS (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Earnings	943	1,242	781
Depreciation and amortization	1,206	1,112	1,017
Deferred income taxes (recovery)/expense (Note 23)	(40)	368	203
Changes in unrealized (gains)/loss on derivative instruments, net	665	(73)
Cash distributions in excess of equity earnings	474	125	102
Regulatory asset write-off (Note 5)		262
Gain on acquisition (Note 6)			(22)
Asset impairment (Note 9)	166	11	11
Allowance for equity funds used during construction	(1)	(3)	(96)
Other	110	14	9
Changes in regulatory assets and liabilities	37	28	29
Changes in environmental liabilities, net of recoveries (Note 28)	(26)	(118)	267
Changes in operating assets and liabilities (Note 26)	(660)	403	(424)
Net operating activities	2,874	3,371	1,877
Investing activities
Additions to property, plant and equipment	(5,468)	(3,508)	(3,053)
Long-term investments	(531)	(1,515)	(35)
Additions to intangible assets	(163)	(154)	(56)
Acquisitions, net of cash acquired (Note 6)	(340)	(33)	(850)
Affiliate loans, net	8	7	14
Proceeds on sale of investments and net assets	18		23
Government grant		145
Changes in restricted cash	(2)	(2)	(5)
Changes in construction payable	274	(19)	60
Net investing activities	(6,204)	(5,079)	(3,902)
Financing activities
Net change in bank indebtedness and short-term borrowings	412	224	(165)
Net change in commercial paper and credit facility draws	(294)	(630)	(212)
Net change in Southern Lights project financing	(13)	(62)	14
Debenture and term note issues	2,199	1,604	3,220
Debenture and term note repayments	(349)	(234)	(631)
Repayment of acquired debt	(160)
Contributions from noncontrolling interests	448	873	439
Distributions to noncontrolling interests	(421)	(355)	(318)
Contributions from redeemable noncontrolling interests	213	210
Distributions to redeemable noncontrolling interests	(49)	(35)	(23)
Preference shares issued	2,634	926
Common shares issued	465	46	66
Preference share dividends	(93)	(7)	(7)
Common share dividends	(597)	(530)	(426)
Net financing activities	4,395	2,030	1,957
Effect of translation of foreign denominated cash and cash equivalents	(12)	25	(12)
Increase/(decrease) in cash and cash equivalents	1,053	347	(80)
Cash and cash equivalents at beginning of year	723	376	456
Cash and cash equivalents at end of year	1,776	723	376
Supplementary cash flow information
Income taxes (received)/paid	267	(28)	115
Interest paid	988	955	871